Equity	12 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY

15 - EQUITY

Subsequent to the reverse acquisition, the Company had two classes of ordinary shares: Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Holders of Class A ordinary shares are entitled to one vote per Class A ordinary share, and holders of Class B ordinary shares are entitled to 15 votes per Class B ordinary share. At the option of the holder of Class B ordinary shares, each Class B ordinary share is convertible into one Class A ordinary share at any time. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

At the general meeting held on May 29, 2024, the Company’s shareholders approved the Share Consolidation (also referred to as “reverse stock split”), which became effective on May 30, 2024. Upon the effective time of the Share Consolidation, every five Class A ordinary shares of par value US$0.519008 each were consolidated into one Class A ordinary share of par value US$2.59504 each, and every five Class B ordinary shares of par value US$0.519008 each were consolidated into one Class B ordinary share of par value US$2.59504 each. Following the Share Consolidation, the authorized share capital was US$2,231,734,400 divided into 860,000,000 ordinary shares of par value US$2.59504 each, comprising 400,000,000 Class A ordinary shares, and 460,000,000 Class B ordinary shares.

Effective on September, 27, 2024, the par value of Class A ordinary shares and Class B ordinary shares is changed to US$0.0001 each share.

BaiJiaYun Limited Equity

BJY’s authorized ordinary share capital is 458,694,920 shares of a par value of $0.0001. As of June 30, 2022, 44,069,300 ordinary shares were issued and outstanding.

In August 2022, BJY issued 31,283,756 ordinary shares to the existing shareholders of ordinary and preferred shares for no consideration in August 2022.

As mentioned in Note 4, upon the completion of the Merger, each BJY ordinary share that is issued and outstanding immediately prior to the Merger was cancelled in exchange for the right to receive the number of Fuwei newly issued ordinary shares as is equal to one (1) multiplied by the conversion ratio of 0.7807324.

As mentioned in Note 4, upon the completion of the Merger, the equity structure of the combined company reflects the equity structure of Fuwei, and the equity structure of BJY is restated using the conversion ratio to reflect the number of shares of Fuwei issued in the reverse acquisition.

Baijiayun Group Ltd Equity

Class A Ordinary Shares

The Company is authorized to issue 400,000,000 shares of Class A ordinary shares, par value of $2.59504 per share. Upon completion of the Merger, the Company issued 25,936,012 Class A ordinary shares (16,103,995 shares post 1-for-5 reverse stock split) to shareholders of BJY. At the same time, the outstanding ordinary shares of Fuwei immediately before the completion of the Merger were recapitalized as 3,265,837 Class A ordinary shares(653,168 shares post 1-for-5 reverse stock split).

In addition, the Company also issued share warrants to subscribe for 17,964,879 Class A ordinary shares (3,592,980 shares post 1-for-5 reverse stock split) to certain preferred shareholders of BJY in lieu of the share allotment and the shares issuable for the automatic conversion of the convertible redeemable preferred shares upon the completion of the Merger as the required ODI filings had not been completed. The share warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company.

During the year ended June 30, 2023, the Company issued 127,791 (25,558 shares post 1-for-5 reverse stock split) in connection with the acquisition of non-controlling interest of Beijing Deran (Note 3), and 1,804,630 Class A ordinary shares (360,926 shares post 1-for-5 reverse stock split) in connection with the acquisition of Beijing Hydrogen (Note 4), respectively.

In June 2023, 1,000,000 Class B ordinary shares (200,000 shares post 1-for-5 reverse stock split) was converted into 1,000,000 Class A ordinary shares (200,000 shares post 1-for-5 reverse stock split) of the Company.

As of June 30, 2024 and 2023, there were 10,019,844 and 50,099,149 Class A shares (10,019,844 post 1-for-5 reverse stock split) outstanding, respectively, after giving retrospective effects of recapitalization on equity due to reverse acquisition.

Class B Ordinary Shares

The Company is authorized to issue 460,000,000 shares of Class B ordinary shares, par value of $2.59504 per share. Upon completion of the Merger, the Company issued 54,583,957 Class B ordinary shares (10,916,792 post 1-for-5 reverse stock split), which includes 7,406,060 Class B ordinary shares (1,481,212 post 1-for-5 reverse stock split), after giving effect of share conversion in relation to the Merger, reserved for 2021 Share Incentive Plan and held by Duo Duo International Limited (“Duo Duo”). Duo Duo is not entitled to rights and benefits as Class B ordinary shareholder in relation to the shares mentioned above, except to exercise shareholder right corresponding to the Company’s instruction from time to time. As such, the 7,406,060 Class B ordinary shares reserved was not deemed outstanding for accounting purposes.

In June 2023, 1,000,000 Class B ordinary shares (200,000 shares post 1-for-5 reverse stock split),was converted into 1,000,000 Class A ordinary shares (200,000 shares post 1-for-5 reverse stock split) of the Company.

In July 2023, 16,389,445 Class B ordinary shares were converted into same number of Class A ordinary shares. The conversion did not cause change of control of the Company.

As of June 30, 2024 and 2023, there were 5,957,690 and 46,177,897 (9,235,580 shares post 1-for-5 reverse stock split) Class B ordinary shares outstanding, respectively, after giving retroactive effects of recapitalization on equity due to reverse acquisition.

Restricted Net Assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries only out of their respective retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the subsidiaries. The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

As of June 30, 2024 and 2023, the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries set aside statutory reserves amounted to$1,117,828 and $1,117,828, respectively.

As of June 30, 2024 and 2023, the Company had net assets restricted in the aggregate, which include paid-in capital and statutory reserve of the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries that are included in the Company’s consolidated net assets, of $66,396,340 and $64,161,387, respectively.